Financial Instruments - Summary of Changes in Level 3 Instruments Carried at Fair Value (Detail) - Level 3 [member] - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	$ 790
Gains/(losses) recorded in income	3
Gains/(losses) recorded in OCI	17
Purchases/ Issuances	117
Sales/ Settlements	(43)
Transfers into/out of Level 3	2
Fair value, ending balance	886	$ 790
Change in unrealized gains/(losses)recorded in income for instruments still held	3
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	14
Purchases/ Issuances	25
Fair value, ending balance	39	14
Derivative financial instruments [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	9	41	$ 28
Gains/(losses) recorded in income	(2)	(27)	2
Gains/(losses) recorded in OCI	0	0	0
Purchases/ Issuances		1
Sales/ Settlements		(2)
Transfers into/out of Level 3	2	(4)	11
Fair value, ending balance	9	9	41
Change in unrealized gains/(losses)recorded in income for instruments still held	(2)
Trading assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18	18	20
Sales/ Settlements			(2)
Fair value, ending balance		18	18
Trading assets [member] | Corporate debt and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	18
Sales/ Settlements	(7)
Transfers into/out of Level 3	4
Fair value, ending balance	15	18
Investment securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	749	770	750
Gains/(losses) recorded in income	5	12	9
Gains/(losses) recorded in OCI	17	11
Purchases/ Issuances	92	85	70
Sales/ Settlements	(36)	(99)	(39)
Transfers into/out of Level 3	(4)	(30)	(20)
Fair value, ending balance	823	749	770
Change in unrealized gains/(losses)recorded in income for instruments still held	5
Investment securities [member] | Other foreign governments debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	31
Fair value, ending balance	31	31
Investment securities [member] | Corporate and other debt [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	17
Gains/(losses) recorded in OCI	3
Transfers into/out of Level 3	(4)
Fair value, ending balance	16	17
Investment securities [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	701
Gains/(losses) recorded in income	5
Gains/(losses) recorded in OCI	14
Purchases/ Issuances	92
Sales/ Settlements	(36)
Fair value, ending balance	776	701
Change in unrealized gains/(losses)recorded in income for instruments still held	5
Derivative Financial Assets [member] | Interest rate contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	46
Gains/(losses) recorded in income	(16)
Sales/ Settlements	(1)
Fair value, ending balance	29	46
Change in unrealized gains/(losses)recorded in income for instruments still held	(16)
Derivative Financial Assets [member] | Equity contracts [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	2
Fair value, ending balance	2	2
Precious metals [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	14	16	11
Purchases/ Issuances			5
Sales/ Settlements		(2)
Fair value, ending balance		14	$ 16
Interest rate contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(32)
Gains/(losses) recorded in income	11
Gains/(losses) recorded in OCI	0
Sales/ Settlements	1
Fair value, ending balance	(20)	(32)
Change in unrealized gains/(losses)recorded in income for instruments still held	11
Equity contracts [member] | Derivative financial liabilities [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Fair value, beginning balance	(7)
Gains/(losses) recorded in income	3
Gains/(losses) recorded in OCI	0
Transfers into/out of Level 3	2
Fair value, ending balance	(2)	$ (7)
Change in unrealized gains/(losses)recorded in income for instruments still held	$ 3